Segment, Geographic and Customer Concentration Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Summary of segment operating results and reconciliations	Segment operating results and reconciliations to the Company’s consolidated balances are as follows (in thousands):

Nine Months ended September 30, 2020
	Autonomy Solutions	Other Component Sales	Total reportable segments	Eliminations (1)	Total Consolidated
Revenue:
Revenues from external customers	$9,587	$1,932	$11,519	$—	$11,519
Revenues from internal customer	639	2,544	3,183	(3,183)	—

Total Revenue	$10,226	$4,476	$14,702	$(3,183)	$11,519

Depreciation and amortization	$1,825	$104	$1,929	$—	$1,929
Operating profit (loss)	(56,673)	192	(56,481)	—	( 56, 481)
Other significant items:
Segment assets	191,778	2,979	194,757	(3,304)	191,453
Inventory	2,912	9	2,921	—	2,921

Nine Months ended September 30, 2019
	Autonomy Solutions	Other Component Sales	Total reportable segments	Eliminations (1)	Total Consolidated
Revenue:
Revenues from external customers	$4,373	$2,430	$6,803	$—	$6,803
Revenues from internal customer	—	2,184	2,184	(2,184)	—

Total Revenue	$4,373	$4,614	$8,987	$(2,184)	$6,803

Depreciation and amortization	$1,577	$135	$1,712	$—	$1,712
Operating profit (loss)	(45,235)	267	(44,968)	—	(44,968)
Other significant items:
Segment assets	73,119	2,315	75,434	(2,779)	72,655
Inventory	4,742	—	4,742	—	4,742

1.	Represent the eliminations of all intercompany balances and transactions during the period presented.

The accounting policies of the operating segments are the same as those described in Note 1. Segment operating results and reconciliations to the Company’s consolidated balances are as follows (in thousands):

Year ended December 31, 2019
	Autonomy Solutions	Other Component Sales	Total reportable segments	Eliminations (1)	Total Consolidated
Revenue:
Revenues from external customers	$9,666	$2,936	$12,602	$—	$12,602
Revenues from internal customer	—	2,949	2,949	(2,949)	—

Total Revenue	9,666	5,885	15,551	(2,949)	12,602

Depreciation and amortization	2,135	181	2,316	—	2,316
Operating loss	(62,874)	259	(62,615)	—	(62,615)
Other significant items:
Segment assets	52,171	2,218	54,389	(2,525)	51,864
Inventory	$4,002	$—	$4,002	$—	$4,002

Year ended December 31, 2018
	Autonomy Solutions	Other Component Sales	Total reportable segments	Eliminations (1)	Total Consolidated
Revenue:
Revenues from external customers	$7,236	$4,456	$11,692	$—	$11,692
Revenues from internal customer	—	3,387	3,387	(3,387)	—

Total Revenue	7,236	7,843	15,079	(3,387)	11,692

Depreciation and amortization	1,335	159	1,494	—	1,494
Operating loss	(63,845)	(384)	(64,229)	—	(64,229)
Other significant items:
Segment assets	26,569	4,244	30,813	(2,611)	28,202
Inventory	$2,926	$—	$2,926	$—	$2,926

1.	Represent the eliminations of all intercompany balances and transactions during the period presented.